Assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Cost and Amortization of Software and Licenses

The following table presents the cost and respective amortization of software and licenses held by Orphazyme.  The foreign currency effect is immaterial:

DKK 000	Software	Licenses	Total
Cost at December 31, 2019	—	12,083	12,083
Additions	2,736	—	2,736
Cost at December 31, 2020	2,736	12,083	14,819
Additions	902		902
Cost at December 31, 2021	3,638	12,083	15,721

Accumulated amortization at December 31, 2019	—	1,544	1,544
Amortization expense	109	712	821
Accumulated amortization at December 31, 2020	109	2,256	2,365
Amortization expense	322	119	441
Impairment expense	2,658	8,105	10,763
Accumulated amortization at December 31, 2021	3,089	10,480	13,569

Net carrying value at
December 31, 2020	2,627	9,827	12,454
December 31, 2021	549	1,603	2,152

Summary of Carrying Amounts of Right-of-use Assets Recognized and Movements

The following table presents the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office	Operating
DKK 000	buildings	equipment	Total
At December 31, 2019	10,095	3,808	13,903
Additions	3,963	—	3,963
Depreciation expense	(2,606)	(401)	(3,007)
Modifications	0	—	0
At December 31, 2020	11,452	3,407	14,859
Additions	—	—	—
Disposals	(1,177)	—	(1,177)
Depreciation expense	(2,824)	(167)	(2,991)
Impairment expense	—	(3,239)	(3,239)
Modifications	(2,166)	—	(2,166)
Exchange rate adjustments	149	(1)	148
At December 31, 2021	5,434	—	5,434

Summary of Carrying Amounts of Lease Liabilities and Movements

The following table presents the carrying amounts of lease liabilities and the movements during the period:

DKK 000	2021	2020
At January 1	13,534	12,689
Additions	—	3,963
Accretion of interest	624	567
Disposals	(1,212)
Payments	(4,127)	(3,678)
Exchange rate adjustments	180	(7)
Modifications	(2,496)	—
At December 31	6,503	13,534
Current	2,578	3,657
Non-current	3,925	9,877

Summary of Amounts Recognized in Statement of Profit or Loss

The following amounts are recognized in the Statement of Profit or Loss:

DKK 000	2021	2020	2019
Depreciation and impairment expense of right-of-use assets (R&D)	5,386	2,441	1,847
Depreciation and impairment expense of right-of-use assets (G&A)	844	566	211
Interest expense on lease liabilities	624	567	351
Gain on lease modification and disposals	(365)	—	216
Total amount recognized in the Statement of Profit or Loss	6,489	3,574	2,625

Summary of Property, Plant and Equipment

The following table presents the Company’s Property, plant and equipment as of the years presented:

	Furniture
	and	Leasehold
DKK 000	equipment	improvements	Total
Cost at December 31, 2019	5,532	2,066	7,598
Additions	1,840	525	2,365
Disposals	—	—	—
Cost at December 31, 2020	7,372	2,591	9,963
Additions	48	44	92
Disposals	(597)	—	(597)
Cost at December 31, 2021	6,823	2,635	9,458

Accumulated depreciation at December 31, 2019	3,613	300	3,913
Depreciation expense	1,004	367	1,371
Exchange rate adjustments	(8)	0	(8)
Accumulated depreciation at December 31, 2020	4,609	667	5,276
Depreciation expense	1,156	429	1,585
Depreciation reversed on disposals during the year	(389)	0	(389)
Exchange rate adjustments	1	0	1
Accumulated depreciation at December 31, 2021	5,377	1,096	6,473

Net carrying value at
December 31, 2020	2,763	1,924	4,687
December 31, 2021	1,446	1,539	2,985

Summary of Depreciation Expense Within Operating Loss	Depreciation expense is included within operating loss as follows:

DKK 000	2021	2020	2019
Research and development expenses	1,301	887	544
General and administrative expenses	285	484	489
Total depreciation expense	1,585	1,371	1,033

Summary of Non-current Prepayments and Deposits

The following items comprised non-current prepayments and deposits as of December 31:

DKK 000	2021	2020
Deposits with vendors	215	500
Prepayments to vendors	749	280
Leasehold deposit	—	1,234
Total non-current prepayments and deposits	964	2,014

Current prepayments and other receivables are specified below:

DKK 000	2021	2020
Prepayments to vendors	12,872	38,281
Grant income receivable	0	81
VAT receivable, net	2,903	10,333
Foreign VAT receivable	1,627	1,304
Other current receivables	2,790	1,236
Total current prepayments and other receivables	20,192	51,235

Summary of Group's Financial Liabilities

The Group’s financial liabilities comprise the following as of the years ended December 31:

DKK 000	2021	2020
Borrowings	33,465	57,180
Lease liabilities (Note 3.2)	6,503	13,534
Trade payables	41,780	29,937
Accruals	15,743	42,198
Total liabilities measured at amortized cost	97,491	142,849

Schedule of Inputs Used in Valuation of Call Option and Estimated Fair Value of Loan Agreement	The table below shows the inputs used in the valuation of the call option and the estimated fair value at year-end December 31.

Call option on Facilitation Fee	Dec 2021	Dec 2020
Fair value of call option	326	838
Dividend yield (%)	—	—
Expected volatility (%)	147%	54%
Risk-free interest rate (%)	(0.63)%	(0.61)%
Expected life (years)	1.2	2.2
Share price (DKK)	17.2	67.1

Schedule of Maturities of Financial Liabilities

The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	Less	Between	Between	Total
	than	1 and 2	2 and 5	contractual	Carrying
DKK 000	12 months	years	years	cash flows	amount
Non-derivatives
Trade payables and accruals	57,524	—	—	57,524	57,524
Borrowings	30,031	4,510	—	34,541	33,465
Lease liabilities	2,973	2,145	2,101	7,219	6,503
Total non-derivatives	90,528	6,655	2,101	99,284	97,492
Derivatives (Borrowings)	326	—	—	326	326
Total derivatives	326	—	—	326	326

Changes in Liabilities Arising from Financing Activities

Total changes in liabilities arising from financing activities are comprised as follows:

			Non-cash changes
DKK 000	December 31, 2020	Cash flows	Disposals	Adjustments and modifications	Accumulated interest	Exchange rate adjustments	December 31, 2021
Borrowings	57,179	(30,904)	—	—	7,350	(160)	33,465
Lease liabilities	13,534	(4,127)	(1,212)	(2,496)	624	180	6,503
Total liabilities from financing activities	70,713	(35,031)	(1,212)	(2,496)	7,974	20	39,968

			Non-cash changes
DKK 000	December 31, 2019	Cash flows	Additions	Adjustments and modifications	Accumulated interest	Exchange rate adjustments	December 31, 2020
Borrowings	62,824	(16,349)	—	750	9,921	33	57,179
Lease liabilities	12,689	(3,678)	3,963	—	567	(7)	13,534
Total liabilities from financing activities	75,513	(20,027)	3,963	750	10,488	26	70,713

Changes in Liabilities Arising from Accrued Discounts and Rebates

Total changes in liabilities arising from accrued discounts and rebates are comprised as follows:

DKK 000	December 31, 2020	Cash flows	Accruals	December 31, 2021
Discount and rebate liabilities	—	—	36,193	36,193
Total liabilities from accrued discount and rebates	—	—	36,193	36,193

Schedule Total Current Other Liabilities

Total current other liabilities are comprised of the following as of the years ended December 31:

DKK 000	2021	2020
Remuneration to the Board of Directors	293	2,840
Payroll and employee-related costs	29,230	50,487
Total current other liabilities	29,523	53,327

Schedule Total Non-current Other Liabilities

In addition, the Group has the following total other non-current liabilities as of the years ended December 31:

DKK 000	2021	2020
Accrual for milestone payment to vendor	—	1,179
Phantom shares liability to employees	98	455
Total non-current other liabilities	98	1,634

Schedule of Cash Balance Denominated in Foreign Currencies

The Group’s cash balance denominated in foreign currencies were as follows as of the years ended December 31:

DKK 000	2021	2020
DKK	53,291	483,862
USD	43,340	241,353
EUR	4,070	644
CHF	662	18
GBP	892	1,052
Total cash	102,255	726,929